STOCKHOLDERS' EQUITY - Schedule of Warrant Activity (Details) (Warrants, USD $)	6 Months Ended
Jun. 30, 2012
Warrants
Balance at December 31, 2011	35,603,142
Granted	20,449,150
Cancelled	(32,430,954)
Forfeited
Exercised	(11,399,150)
Balance at June 30, 2012	12,222,188
Warrants exercisable at June 30, 2012	12,222,188
Balance at December 31, 2011	$ 2.64
Granted	$ 0.46
Cancelled	$ 2.83
Forfeited
Exercised	$ 0.42
Balance at June 30, 2012	$ 0.55
Warrants exercisable at June 30, 2012	$ 0.55
Weighted average fair value of options granted during the six months ended June 30, 2012	$ 0.37
Balance at December 31, 2011	3 years 11 months 9 days
Granted	4 years 2 months 12 days
Cancelled	3 years 10 months 10 days
Exercised	4 years 7 months 21 days
Balance at June 30, 2012	2 years 9 months 7 days
Warrants exercisable at June 30, 2012	2 years 9 months 7 days